Insurance Contracts - Summary of Assumed Discount Rates with Risk Margin (Detail)	Dec. 31, 2017	Dec. 31, 2016
Investment returns of asset portfolio backing [member]
Discount rates with risk margin [Line Items]
Assumed discount rates with risk margin	4.85%
Bottom of range [member] | Investment returns of asset portfolio backing [member]
Discount rates with risk margin [Line Items]
Assumed discount rates with risk margin		4.45%
Bottom of range [member] | Yield curve of reserve computation benchmark for insurance contracts [member]
Discount rates with risk margin [Line Items]
Assumed discount rates with risk margin	3.31%	3.23%
Top of range [member] | Investment returns of asset portfolio backing [member]
Discount rates with risk margin [Line Items]
Assumed discount rates with risk margin		4.85%
Top of range [member] | Yield curve of reserve computation benchmark for insurance contracts [member]
Discount rates with risk margin [Line Items]
Assumed discount rates with risk margin	4.86%	4.68%